Mapper Acquisition - Purchase price allocation (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mapper Acquisition
Goodwill	$ 1,189	$ 1,189	$ 1,189
Mapper
Mapper Acquisition
Developed technology		1,140
Property and equipment		144
Goodwill		1,189
Total purchase price		$ 2,473